Description of Organization, Business Operations and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Viveon Health Acquisition Corp. (the “Company” or “Viveon”) is a newly organized blank check company incorporated as a Delaware company on August 7, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (“Business Combination”).

The Company has neither engaged in any operations nor generated any revenues to date. The Company’s only activities for the three and six months ended June 30, 2022 and 2021 were organizational activities, those necessary to prepare for the Company’s initial public offering (the “Initial Public Offering”), described below, and, after the Initial Public Offering, identifying a target company for a Business Combination. The Company does not expect to generate any operating revenues until after the completion of our Business Combination. The Company generates non-operating income in the form of interest income on marketable securities held after the Initial Public Offering. The Company incurs expenses as a result of being a public company (for legal, financial reporting, accounting and auditing compliance), as well as for due diligence expenses. The Company’s sponsor is Viveon Health, LLC, a Delaware limited liability company (the “Sponsor”).

The registration statement for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 22, 2020. On December 28, 2020, the Company consummated the Initial Public Offering of 17,500,000 units (the “Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $175,000,000, which is discussed in Note 4. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 18,000,000 warrants (the “Private Warrants”), at a price of $0.50 per Private Warrant, which is discussed in Note 5.

On December 30, 2020, the underwriters fully exercised the over-allotment option by purchasing 2,625,000 Units (the “Over-Allotment Units”), generating aggregate of gross proceeds of $26,250,000.

Upon closing of the Initial Public Offering and the sale of the Over-Allotment Units, $203,262,500 (approximately $10.10 per Unit) from net offering proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the Initial Public Offering will not be released from the Trust Account until the earliest to occur of (1) the completion of the initial Business Combination within 15 months, unless extended to a total of 24 months, pursuant to the terms of an amendment to the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”), and (2) the Company’s redemption of 100% of the outstanding Public Shares if the Company has not completed a Business Combination in the required time period.

While the Company’s management has broad discretion with respect to the specific application of the cash held outside of the Trust Account, substantially all of the net proceeds from the Initial Public Offering and the sale of the Private Warrants, which are placed in the Trust Account, are intended to be applied generally toward completing a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

In connection with any proposed initial Business Combination, the Company will either (1) seek stockholder approval of such initial Business Combination at a meeting called for such purpose at which public stockholders may seek to convert their Public Shares, regardless of whether they vote for or against the proposed Business Combination, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable) or (2) provide its public stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), in each case subject to the limitations described herein. The Public Shares subject to redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

If the Company determines to engage in a tender offer, such tender offer will be structured so that each public stockholder may tender any or all of his, her or its Public Shares rather than some pro rata portion of his, her or its shares. If enough stockholders tender their shares so that the Company is unable to satisfy any applicable closing condition set forth in the definitive agreement related to its initial Business Combination, or the Company is unable to maintain net tangible assets of at least $5,000,001, the Company will not consummate such initial Business Combination. The decision as to whether it will seek stockholder approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company based on a variety of factors such as the timing of the transaction or whether the terms of the transaction would otherwise require us to seek stockholder approval.

If the Company provides stockholders with the opportunity to sell their shares to it by means of a tender offer, it will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial Business Combination as is required under the SEC’s proxy rules. If the Company seeks stockholder approval of its initial Business Combination, the Company will consummate the Business Combination only if a majority of the outstanding shares of common stock present in person or by proxy at a meeting of the Company are voted in favor of the Business Combination.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its initial Business Combination and the Company does not conduct redemptions in connection with its initial Business Combination pursuant to the tender offer rules,(the Amended and Restated Certificate of Incorporation will provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 20% of the shares sold in the Initial Public Offering, without the Company’s prior consent. The Company’s Sponsor, officers and directors (the “initial stockholders”) have agreed not to propose any amendment to the Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete its initial Business Combination within 15 months from the closing of the Initial Public Offering or (b) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provide its public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

On March 18, 2022, the Company held a stockholder meeting to extend the date by which the Company has to consummate a business combination from March 28, 2022 (the “Original Termination Date”) to June 28, 2022 (the “Extended Date”). As part of the meeting, stockholders redeemed 15,092,126 resulting in redemption payments out of the Trust Account totaling approximately $152,451,819. In addition, stockholders approved a proposal to allow the Company, without another stockholder vote, to elect to extend the date to consummate a Business Combination on a monthly basis for up to six times by an additional one month each time after the Extended Date, upon five days’ advance notice prior to the applicable deadline, for a total of up to nine months after the Original Termination Date, unless the closing of the proposed Business Combination with Suneva Medical, Inc. as described below or any potential alternative initial Business Combination shall have occurred.

If the Company is unable to complete its initial Business Combination by the Extended Date (or up to six months from the Extended Date should the Company elect to extend the period of time to consummate a Business Combination) (the “Combination Period”), the Company will: (i) cease all operations except for the purpose of winding up,

(ii) as promptly as reasonably possible but not more than five business days thereafter, redeem 100% of the outstanding Public Shares (including any Units or Public Shares that its initial stockholders or their affiliates purchased in the Initial Public Offering or later acquired in the open market or in private transactions), which will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably practicable following such redemption, subject to the approval of the Company’s remaining holders of common stock and its board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject (in the case of (ii) and (iii) above) to its obligations to provide for claims of creditors and the requirements of applicable law.

The Company’s initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined in Note 6) held by them if the Company fails to complete its initial Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete its initial Business Combination within the Combination Period.

Merger Agreement

On January 12, 2022, the Company entered into a Merger Agreement (the “Merger Agreement”) by and among the Company, VHAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Suneva Medical, Inc., a Delaware corporation (“Suneva”). Pursuant to the terms of the Merger Agreement, a Business Combination between the Company and Suneva will be effected through the merger of Merger Sub with and into Suneva, with Suneva surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). The board of directors of the Company has (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of the Company.

On July 13, 2022, the Company, Merger Sub, and Suneva entered into the Second Amendment to Merger Agreement (the “Second Amendment”) that amended and modified the Merger Agreement to extend the outside closing date to December 31, 2022 and to reduce the amount of parent closing cash required as a closing condition from $50 million to $30 million, net of company expenses and parent expenses and net of repayment of the $1.5 million Subordinated Convertible Promissory Note (as defined in Note 6) issued by Suneva to Intuitus Suneva Debt LLC (an entity affiliated with our Chief Financial Officer), dated May 10, 2022 (unless converted into Suneva capital stock at the consummation of the business combination, which conversion is mandatory except in the case of a default by Suneva). Further, the defined term parent expenses was amended to include the Company’s operating expenses, severance payments and deferred compensation.

Merger Consideration

Initial Consideration

The total consideration to be paid at Closing (the “Initial Consideration”) by the Company to Suneva security holders will be an amount equal to $250 million (plus the aggregate exercise price for all Suneva options and warrants). The Initial Consideration will be payable in shares of common stock, par value $0.0001 per share, of the Company (“Viveon Common Stock”) valued at $10 per share.

Earnout Payments

In addition to the Initial Consideration, the Suneva security holders will also have the contingent right to earn up to 12,000,000 shares of Viveon Common Stock in the aggregate (“Earnout Consideration”) as follows:

•        The Suneva security holders will earn 4,000,000 shares of the Earnout Consideration, in the aggregate, if at any time during the period beginning on the date of the Closing (the “Closing Date”) and ending on the second anniversary of the Closing Date (the “First Earnout Period”), the VWAP (as defined in the Merger Agreement) of the Viveon Common Stock over any twenty (20) Trading Days (as defined in the Merger Agreement) during a thirty (30) Trading Day period is greater than or equal to $12.50 per share of Viveon Common Stock (the “First Milestone”).

•        The Suneva security holders will earn an additional 4,000,000 shares of the Earnout Consideration, in the aggregate, if at any time during the period beginning on the Closing Date and ending on the third anniversary of the Closing Date (the “Second Earnout Period”), the VWAP of the Viveon Common Stock over any twenty (20) Trading Days within any thirty (30) Trading Day period is greater than or equal to $15.00 per share of Viveon Common Stock (the “Second Milestone”).

•        The Suneva security holders will earn an additional 4,000,000 shares of the Earnout Consideration, in the aggregate, if at any time during the period beginning on the Closing Date and ending on the fifth anniversary of the Closing Date (the “Third Earnout Period” and together with the First Earnout Period and the Second Earnout Period, each, an “Earnout Period” and collectively, the “Earnout Periods”), the VWAP of the Viveon Common Stock over any twenty (20) Trading Days within any thirty (30) consecutive Trading Day period is greater than or equal to $17.50 per share of Viveon Common Stock (the “Third Milestone” and together with the First Milestone and the Second Milestone, the “Earnout Milestones”).

•        Upon the first Change in Control (as defined in the Merger Agreement) to occur during the applicable Earnout Period, if the corresponding price per share of Viveon Common Stock in connection with such Change in Control is equal to or greater than the Earnout Milestone or Milestones in respect of such Earnout Period, the Suneva security holders will earn the shares of the Earnout Consideration issuable in respect to such Earnout Milestone or Milestones as described above as of immediately prior to the Change of Control.

The aggregate shares of the Earnout Consideration (1) will be issued to the Suneva security holders at Closing in accordance with their respective pro rata shares of the Earnout Consideration (determined based on the fully diluted Suneva capital stock, including stock options, warrants and convertible notes), except that shares of the Earnout Consideration issued in respect of Suneva stock options will be retained by Viveon and not issued to the holders of Suneva stock options, and (2) will be placed in escrow at Closing.

In the case of the Suneva security holders (other than holders of Suneva stock options), the shares of the Earnout Consideration will not be released from escrow until they are earned as a result of the occurrence of the applicable Earnout Milestone. Shares of the Earnout Consideration not earned on or before the expiration of the applicable Earnout Period will be automatically forfeited and cancelled.

In the case of the holders of Suneva stock options, the shares of the Earnout Consideration will not be released from escrow until the later of the occurrence of the applicable Earnout Milestone within the applicable Earnout Period and the date on which the assumed stock options of such holder vest, but only if such holder continues to provide services to Viveon or one of its subsidiaries at such time. Shares of the Earnout Consideration that are not earned by a holder of Suneva Stock options on or before the fifth anniversary of the Closing Date will be forfeited without any consideration. Shares forfeited by a holder of Suneva stock options will be reallocated to the other Suneva security holders who remain entitled to receive shares of Earnout Consideration in accordance with their respective pro rata shares.

Certain Related Agreements

The Merger Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

Parent Stockholder Support Agreements

In connection with the execution of the Merger Agreement, Viveon, Suneva and the Sponsor and the officers and directors of Viveon entered into support agreements (the “Parent Stockholder Support Agreements”) pursuant to which the Sponsor and the officers and directors of Viveon have agreed to vote all shares of Viveon common stock beneficially owned by them, including any additional shares of Viveon they acquire ownership of or the power to vote: (i) in favor of the Merger and related transactions, (ii) against any action reasonably be expected to impede, delay, or materially and adversely affect the Merger and related transactions, and (iii) in favor of an extension of the period of time Viveon is afforded to consummate an initial business combination.

Company Stockholder Support Agreements

In connection with the execution of the Merger Agreement, Viveon, Suneva and certain stockholders of Suneva entered into support agreements (the “Company Stockholder Support Agreements”), pursuant to which such Suneva stockholders have agreed to vote all common and preferred stock of Suneva beneficially owned by them, including any additional shares of Suneva they acquire ownership of or the power to vote, in favor of the Merger and related transactions and against any action reasonably be expected to impede, delay, or materially and adversely affect the Merger and related transactions.

Sponsor Earnout Agreement

In connection with the execution of the Merger Agreement on January 12, 2022 (the “Signing Date”), Viveon and the Sponsor entered into a Sponsor Earnout Agreement (the “Sponsor Earnout Agreement”) pursuant to which (i) 5,142,857 Private Warrants and 1,437,500 shares of Viveon Common Stock held by the Sponsor on the Signing Date, and (ii) 1,028,571 Viveon Warrants and 287,500 shares of Viveon Common Stock that will be issued to the Sponsor at Closing (the “Sponsor Earnout Amount”), will be placed into escrow at Closing and become subject to vesting restrictions tied to achievement of the Milestone Events and will be earned upon the occurrence of the applicable Milestone Event.

•        The Sponsor will earn 1/3 of the Sponsor Earnout Amount, in the aggregate, if at any time during the First Earnout Period the VWAP (as defined in the Merger Agreement) of the Viveon Common Stock satisfies the First Milestone.

•        The Sponsor will earn an additional 1/3 of the Sponsor Earnout Amount, in the aggregate, if at any time during the Second Earnout Period, the VWAP of the Viveon Common Stock satisfies the Second Milestone.

•        The Sponsor will earn an additional 1/3 of the Sponsor Earnout Amount, in the aggregate, if at any time during the Third Earnout Period, the VWAP of the Viveon Common Stock satisfies the Third Milestone.

•        Upon the first Change in Control (as defined in the Merger Agreement) to occur during the applicable Earnout Period, if the corresponding price per share of Viveon Common Stock in connection with such Change in Control is equal to or greater than the Earnout Milestone or Milestones in respect of such Earnout Period, the Sponsor will earn the shares of the Sponsor Earnout Amount issuable in respect to such Earnout Milestone or Milestones as described above as of immediately prior to the Change of Control.

The Sponsor Earnout Amount will not be released from escrow until the applicable portion of the Sponsor Earnout Amount is earned as a result of the occurrence of the applicable Earnout Milestone. The Suneva securityholders are eligible to receive additional consideration upon the occurrence of the same Earnout Milestones in the same manner as the Sponsor in three equal increments of 4,000,000 each or 12,000,000 in the aggregate. Any portion of the Sponsor Earnout Amount not earned on or before the expiration of the applicable Earnout Period will be automatically forfeited and cancelled.

Lock-Up Agreements

In connection with the Closing, certain key Suneva stockholders will each agree, subject to certain customary exceptions, not to (i) offer, sell contract to sell, pledge or otherwise dispose of, directly or indirectly, any Lock-Up

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Table of Contents

VIVEON HEALTH ACQUISITION CORP.
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
(UNAUDITED)

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (cont.)

Shares (as defined below), (ii) enter into a transaction that would have the same effect, (iii) enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of the Lock-Up Shares or otherwise or engage in any short sales or other arrangement with respect to the Lock-Up Shares or (iv) publicly announce any intention to effect any transaction specified in clause (i) or (iii) until the date that is six months after the Closing Date. The term “Lockup Shares” mean the Merger Consideration Shares and the Earnout Shares, if any, whether or not earned prior to the end of the Lock-up Period, and including any securities convertible into, or exchangeable for, or representing the rights to receive Common Stock, and the term “Lock-Up Period” means the period from the Closing Date until six (6) months after the Closing Date, but ending early as to 50% of the Lock-up Shares if the closing price of the Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period following the Closing Date.

Amended and Restated Registration Rights Agreement

At the closing, the Company will enter into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”) with certain existing stockholders of the Company and Suneva with respect to their shares of the Company acquired before or pursuant to the Merger, and including the shares issuable on conversion of the warrants issued to the Sponsor in connection with the Company’s Initial Public Offering and any shares issuable on conversion of preferred stock or loans. The agreement amends and restates the Registration Rights Agreement the Company entered into on December 22, 2020 in connection with its Initial Public Offering. Subject to the Lock-Up Agreements described above, the holders of a majority of the shares held by the Company’s existing stockholders, and the holders of a majority of the shares held by the Suneva stockholders will each be entitled to make one demand that the Company register such securities for resale under the Securities Act (as defined below), or two demands each if the Company is eligible to use Form S-3 or a similar short-form registration statement. In addition, the holders will have certain “piggy-back” registration rights that require the Company to include such securities in registration statements that the Company otherwise files. The Registration Rights Agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Going Concern

As of June 30, 2022, the Company had $1,462,266 of cash and cash equivalents held outside the Trust Account available for working capital needs. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s ASC Subtopic 205-40, Presentation of Financial Statements — Going Concern, management has determined that if the Company is unable to raise additional funds to alleviate liquidity needs or complete a Business Combination by December 28, 2022, then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that these financial statements are issued. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be unable to continue as a going concern. The Company intends to complete a Business Combination before the mandatory liquidation date or obtain approval for an extension.

Risks & Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a prospective partner company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The credit and financial markets have experienced extreme volatility and disruptions due to the current conflict between Ukraine and Russia. The conflict is expected to have further global economic consequences, including but not limited to the possibility of severely diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. In addition, the United States and other countries have imposed sanctions on Russia which increases the risk that Russia, as a retaliatory action, may launch cyberattacks against the United States, its government, infrastructure and businesses. Any of the foregoing consequences, including those we cannot yet predict, may cause our business, financial condition, results of operations and the price of our ordinary shares to be adversely affected.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN

Viveon Health Acquisition Corp. (the “Company”) is a newly organized blank check company incorporated as a Delaware company on August 7, 2020. The Company was formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (“Business Combination”).

The Company has neither engaged in any operations nor generated any revenues to date. The Company’s only activities from August 7, 2020 (inception) through December 31, 2021 were organizational activities, those necessary to prepare for the Company’s initial public offering (the “Initial Public Offering”), described below, and, after the Initial Public Offering, identifying a target company for a Business Combination. The Company does not expect to generate any operating revenues until after the completion of our Business Combination. The Company generates non-operating income in the form of interest income on marketable securities held after the Initial Public Offering. The Company incurs expenses as a result of being a public company (for legal, financial reporting, accounting and auditing compliance), as well as for due diligence expenses. The Company’s sponsor is Viveon Health, LLC, a Delaware limited liability company (the “Sponsor”).

The registration statement for the Initial Public Offering was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 22, 2020. On December 28, 2020, the Company consummated the Initial Public Offering of 17,500,000 units (the “Units” and, with respect to the common stock included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $175,000,000, which is discussed in Note 4. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 18,000,000 warrants (the “Private Warrants”), at a price of $0.50 per Private Warrant, which is discussed in Note 5.

On December 30, 2020, the underwriters fully exercised the over-allotment option by purchasing 2,625,000 Units (the “Over-Allotment Units”), generating aggregate of gross proceeds of $26,250,000.

Upon closing of the Initial Public Offering and the sale of the Over-Allotment Units, $203,262,500 (approximately $10.10 per Unit) from net offering proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act 1940, as amended (the “Investment Company Act”), which invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its tax obligations, the proceeds from the Initial Public Offering will not be released from the Trust Account until the earliest to occur of (1) the completion of the initial Business Combination within 15 months and (2) the Company’s redemption of 100% of the outstanding Public Shares if the Company has not completed a Business Combination in the required time period.

While the Company’s management has broad discretion with respect to the specific application of the cash held outside of the Trust Account, substantially all of the net proceeds from the Initial Public Offering and the sale of the Private Warrants, which are placed in the Trust Account, are intended to be applied generally toward completing a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires an interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

In connection with any proposed initial Business Combination, the Company will either (1) seek stockholder approval of such initial Business Combination at a meeting called for such purpose at which public stockholders may seek to convert their Public Shares, regardless of whether they vote for or against the proposed Business Combination, into their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable) or

(2) provide its public stockholders with the opportunity to sell their Public Shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable), in each case subject to the limitations described herein. The Public Shares subject to redemption were recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480, Distinguishing Liabilities from Equity (“ASC 480”).

If the Company determines to engage in a tender offer, such tender offer will be structured so that each public stockholder may tender any or all of his, her or its Public Shares rather than some pro rata portion of his, her or its shares. If enough stockholders tender their shares so that the Company is unable to satisfy any applicable closing condition set forth in the definitive agreement related to its initial Business Combination, or the Company is unable to maintain net tangible assets of at least $5,000,001, the Company will not consummate such initial Business Combination. The decision as to whether it will seek stockholder approval of a proposed Business Combination or will allow stockholders to sell their shares to the Company in a tender offer will be made by the Company based on a variety of factors such as the timing of the transaction or whether the terms of the transaction would otherwise require us to seek stockholder approval.

If the Company provides stockholders with the opportunity to sell their shares to it by means of a tender offer, it will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial Business Combination as is required under the SEC’s proxy rules. If the Company seeks stockholder approval of its initial Business Combination, the Company will consummate the Business Combination only if a majority of the outstanding shares of common stock present in person or by proxy at a meeting of the Company are voted in favor of the Business Combination.

Notwithstanding the foregoing redemption rights, if the Company seeks stockholder approval of its initial Business Combination and the Company does not conduct redemptions in connection with its initial Business Combination pursuant to the tender offer rules, the Company’s amended and restated certificate of incorporation (the “Amended and Restated Certificate of Incorporation”) will provide that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its Public Shares with respect to more than an aggregate of 20% of the shares sold in the Initial Public Offering, without the Company’s prior consent. The Company’s Sponsor, officers and directors (the “initial stockholders”) have agreed not to propose any amendment to the Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to provide for the redemption of its Public Shares in connection with an initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete its initial Business Combination within 15 months from the closing of the Initial Public Offering (the “Combination Period”) or (b) with respect to any other material provisions relating to stockholders’ rights or pre-initial Business Combination activity, unless the Company provide its public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

If the Company is unable to complete its initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than five business days thereafter, redeem 100% of the outstanding Public Shares (including any Units or Public Shares that its initial stockholders or their affiliates purchased in the Initial Public Offering or later acquired in the open market or in private transactions), which will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably practicable following such redemption, subject to the approval of the Company’s remaining holders of common stock and its board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject (in the case of (ii) and (iii) above) to its obligations to provide for claims of creditors and the requirements of applicable law.

The Company’s initial stockholders agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares (as defined in Note 6) held by them if the Company fails to complete its initial Business Combination within the Combination Period. However, if the initial stockholders acquire Public

Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete its initial Business Combination within the Combination Period.

Merger Agreement

On January 12, 2022, the Company entered into a Merger Agreement (the “Merger Agreement”) by and among the Company, VHAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Suneva Medical, Inc., a Delaware corporation (“Suneva”). Pursuant to the terms of the Merger Agreement, a Business Combination between the Company and Suneva will be effected through the merger of Merger Sub with and into Suneva, with Suneva surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). The board of directors of the Company has (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of the Company.

Going Concern

As of December 31, 2021, the Company had $395,235 of cash and cash equivalents held outside the Trust Account available for working capital needs. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial Business Combination, and is restricted for use either in a Business Combination or to redeem common stock. As of December 31, 2021 and December 31, 2020, none of the amount in the Trust Account was available to be withdrawn as described above.

The Company has incurred and expects to continue to incur significant costs in pursuit of its acquisition plans. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for a period of time within one year after the date that the financial statements are issued. Management plans to address this uncertainty through the Merger as discussed above. There is no assurance that the Company’s plans to consummate the Merger will be successful or successful within the Combination Period. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Risks & Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a prospective partner company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Emerging Growth Company

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

In addition, Section 107 of the JOBS Act also provides that an “emerging growth company” can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. In other words, an “emerging growth company” can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company intends to take advantage of the benefits of this extended transition period.